PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

The composition of property and equipment, net is as follows:

	December 31,
	2022	2023

Cost:
Computers, software and related equipment *)	$43,300	$42,570
Leasehold improvements	10,087	10,600
Office furniture and equipment	4,273	4,352

	57,660	57,522

Less - accumulated depreciation	34,186	41,028

Depreciated cost	$23,474	$16,494

*) For the years ended December 31, 2022 and 2023, the Company capitalized $4,929 and $1,686 including $758 and $303 of share-based compensation costs, relating to its internal use software and website development, respectively.

Depreciation expense amounted to $8,418, $9,548 and $9,809 for the years ended December 31, 2021, 2022, and 2023 including $1,471, $2,137 and $2,576 relating to its internal use software and website development, respectively.